UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number  811-06111

The Mexico Equity and Income Fund, Inc.
(Exact name of registrant as specified in charter)

615 East Michigan Street
Milwaukee, WI 53202
(Address of principal executive offices) (Zip code)

Mr. Gerald Hellerman
C/O U.S. Bancorp Fund Services, LLC
615 E. Michigan Street
Milwaukee, WI 53202
(Name and address of agent for service)

866-700-6104
Registrant's telephone number, including area code

Date of fiscal year end: July 31, 2009

Date of reporting period:  10/31/2008

Item 1. Schedule of Investments.

THE MEXICO EQUITY AND INCOME FUND, INC.

Schedule of Investments			October 31, 2008
			(Unaudited)
MEXICO - 97.87%	Shares		Value

COMMON STOCKS - 82.91%

Cement - 2.36%
Corporacion Moctezuma, S.A. de C.V.	375,608		599,280
Grupo Cementos de Chihuahua, S.A. de C.V.	364,867		963,810
			1,563,090

Communications - 10.41%
America Movil, S.A. de C.V. - Class L	3,411,900		5,273,961
America Movil, S.A. de C.V. - Class L ADR	52,738		1,631,714
			6,905,675

Financial Groups - 0.87%
Corporativo GBM SAB de CV	4,958,522		578,029
			578,029

Food, Beverage, and Tobacco - 5.40%
Embotelladoras Arca S.A.	372,192		809,320
Fomento Economico Mexicano, S.A. de C.V.	1,081,708		2,771,627
			3,580,947

Housing - 10.65%
Corp GEO S.A. de C.V.	250,000		340,198
Desarrolladora Homex, S.A. de C.V. (a)	867,881		3,350,793
Urbi, Desarrollos Urbanos, S.A. de C.V.	2,364,752		3,370,472
			7,061,463

Industrial Conglomerates - 5.34%
Industrias CH, S.A. - Class B (a)	1,111,842		2,307,067
Mexichem, S.A. de C.V.	1,246,803		1,233,480
			3,540,547

Infrastructure - 19.42%
Empresas ICA Sociedad Conroladora, S.A. de C.V. (a)	2,437,293		3,462,500
Grupo Mexicano de Desarrollo, S.A. (a)	1,857,742		3,319,175
Promotora y Operadora de Infraestructura, S.A. de C.V. (a)	4,132,594		6,102,140
			12,883,815

Media - 1.76%
Grupo Televisa, S.A. - ADR	66,283		1,170,558
			1,170,558

Mining - 7.84%
Grupo Mexico, S.A. - Series B	5,628,571		4,785,433
Industrias Penoles, S.A.	46,029		413,340
			5,198,773

Real Estate Developer - 11.47%
GMD Resorts SAB de CV	1,582,712		676,504
Grupe, S.A. de C.V. (a)(b)	3,849,668		6,931,945
			7,608,449

Retailing - 4.84%
Wal-Mart de Mexico, S.A. de C.V. - Class V	1,197,000		3,213,086
			3,213,086

Waste Management - 2.55%
Promotora Ambiental, S.A. de C.V. (a)	1,932,942		1,689,963
			1,689,963

TOTAL COMMON STOCKS (Cost $79,383,313)			$54,994,395

Schedule of Investments (continued)			October 31, 2008

SHORT-TERM INVESTMENTS - 14.96%	Principal		Value

Mexican BI CETES	1,578,054		$1,214,406
0.000% Coupon, 7.752% Effective Yield, 12/18/2008 (c)
Mexican BANOBRA	37,404,724	*	2,905,088
0.000% Coupon, 7.951% Effective Yield, 11/04/2008 (c)
Mexican INAFIN	36,128,794	*	2,802,498
0.000% Coupon, 7.117% Effective Yield, 11/10/2008 (c)
United Mexican States Sovereign Note	3,000,000		3,000,000
5.519% Floating Rate Coupon, 01/13/2009

TOTAL SHORT-TERM INVESTMENTS (Cost $9,809,760)			9,921,992

TOTAL MEXICO (Cost $89,193,073)			$64,916,387

UNITED STATES - 0.40%	Shares

INVESTMENT COMPANIES - 0.40%

First American Treasury Obligation - Class A, 2.132%	262,598		$262,598

TOTAL INVESTMENT COMPANIES (Cost $262,598)			262,598

TOTAL UNITED STATES (Cost $262,598)			262,598

TOTAL INVESTMENTS - 98.27% (Cost $89,455,671)			65,178,985

OTHER ASSETS IN EXCESS OF LIABILITIES - 1.73%			1,139,375

TOTAL NET ASSETS - 100.00%			$66,318,360

Footnotes and Abbreviations
ADR - American Depository Receipts.
(a) Non-income producing security.
(b) Affiliated company.
(c) Effective yield based on the purchase price. The calculation assumes the security is held to maturity.
* Principal Amount in Mexican Pesos

The cost basis of investments for federal income tax purposes at October 31, 2008 was as follows:

Cost of investments**	$89,455,671
Gross unrealized appreciation	4,696,181
Gross unrealized depreciation	(28,972,868)
Net unrealized appreciation	$(24,276,686)

**Because tax adjustments are calculated annually, the above table reflects the tax adjustments outstanding at the Fund's previous fiscal year end. For the previous fiscal year's federal income tax information, please refer to the Notes to Financial Statements section in the Fund's most recent semi-annual or annual report.

TRANSACTIONS WITH AFFILIATES
The following issuer is affiliated with the Fund; that is, the Fund held 5% or more of the outstanding voting shares during the period from August 1, 2008 through October 31, 2008, as defined in Section (2)(a)(3) of the Investment Company Act of 1940.

Issuer Name	Grupe, S.A.de C.V.

August 1, 2008
Shares	3,849,668
Cost	$5,374,063

Gross Additions
Shares	—
Cost	$—

Gross Deductions
Shares	—
Cost	$—

October 31, 2008
Shares	3,849,668
Cost	$5,374,063
Market Value	$6,931,945
Realized gain (loss)	$—
Investment income	$—

FAS 157 – Summary of Fair Value Exposure at October 31, 2008

Various inputs are used in determining the value of the Fund’s investments. These inputs are summarized in the three broad levels listed below:

Level 1 - Quoted prices in active markets for identical securities.
Level 2 - Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)
Level 3 - Significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments.)

The inputs or methodology used for valuing securities are not an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used, as of October 31, 2008, in valuing the Fund’s investments carried at fair value:

Description	Level 1	Level 2	Level 3

Invesments in Securities
Unaffiliated Issuers	$48,062,450	9,921,992	—
Affiliated Issuers	6,931,945	—	—
Total	$54,994,395	$9,921,992	$0

Item 2. Controls and Procedures.

(a)
The Registrant’s President/Chief Executive Officer and Treasurer/Chief Financial Officer have concluded that the Registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (the “1940 Act”)) are effective as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act and Rules 15d-15(b) under the Securities Exchange Act of 1934, as amended.

(b)
There were no changes in the Registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the Act) that occurred during the Registrant's last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the Registrant's internal control over financial reporting.

Item 3. Exhibits.

Separate certifications for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the Act (17 CFR 270.30a-2(a)).  Filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)   The Mexico Equity and Income Fund, Inc.

By (Signature and Title)   /s/ Maria Eugenia Pichardo
Maria Eugenia Pichardo, President

Date   December 23, 2008

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)   /s/ Maria Eugenia Pichardo
Maria Eugenia Pichardo, President

Date   December 23, 2008

By (Signature and Title)   /s/ Gerald Hellerman
Gerald Hellerman, Chief Financial Officer

Date   December 23, 2008